Cash, Cash Equivalents and Investments - Components of Cash, Cash Equivalents and Investments (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015
Cash and Cash Equivalents [Line Items]
Cost Basis	$ 2,626	$ 3,269
Unrealized Gains	3	3
Other-than-temporary Impairment	(5)	(6)
Fair Value	2,624	3,266
Cash and Cash Equivalents	957	1,233
Short-term Investments	1,420	1,658
Long-term investments	197	316
Restricted Cash and Cash Equivalents	50	59
Bank balances
Cash and Cash Equivalents [Line Items]
Cost Basis	603	765
Unrealized Gains	0	0
Unrealized Losses	0	0
Other-than-temporary Impairment	0	0
Fair Value	603	765
Cash and Cash Equivalents	600	765
Short-term Investments	0	0
Long-term investments	0	0
Restricted Cash and Cash Equivalents	3	0
Other Investments [Member]
Cash and Cash Equivalents [Line Items]
Cost Basis	52	66
Unrealized Gains	0	0
Unrealized Losses	0	0
Other-than-temporary Impairment	0	0
Fair Value	52	66
Cash and Cash Equivalents	0	0
Short-term Investments	0	0
Long-term investments	52	66
Restricted Cash and Cash Equivalents	0	0
Bank Balances and Other Investments [Domain]
Cash and Cash Equivalents [Line Items]
Cost Basis	655	831
Unrealized Gains	0	0
Unrealized Losses	0	0
Other-than-temporary Impairment	0	0
Fair Value	655	831
Cash and Cash Equivalents	600	765
Short-term Investments	0	0
Long-term investments	52	66
Restricted Cash and Cash Equivalents	3	0
Level 1 [Member] | Money market funds
Cash and Cash Equivalents [Line Items]
Cost Basis		1
Unrealized Gains		0
Unrealized Losses		0
Other-than-temporary Impairment		0
Fair Value		1
Cash and Cash Equivalents		1
Short-term Investments		0
Long-term investments		0
Restricted Cash and Cash Equivalents		0
Level 1 [Member] | Auction Rate Securities
Cash and Cash Equivalents [Line Items]
Cost Basis	10
Unrealized Gains	1
Unrealized Losses	0
Other-than-temporary Impairment	(1)
Fair Value	10
Cash and Cash Equivalents	0
Short-term Investments	10
Long-term investments	0
Restricted Cash and Cash Equivalents	0
Level 2 [Member]
Cash and Cash Equivalents [Line Items]
Cost Basis	1,938	2,393
Unrealized Gains	0	1
Unrealized Losses	0	0
Other-than-temporary Impairment	0	0
Fair Value	1,938	2,394
Cash and Cash Equivalents	357	467
Short-term Investments	1,410	1,658
Long-term investments	124	210
Restricted Cash and Cash Equivalents	47	59
Level 2 [Member] | Non-U.S. government promissory notes
Cash and Cash Equivalents [Line Items]
Cost Basis	175	100
Unrealized Gains	0	0
Unrealized Losses	0	0
Other-than-temporary Impairment	0	0
Fair Value	175	100
Cash and Cash Equivalents	65	0
Short-term Investments	110	100
Long-term investments	0	0
Restricted Cash and Cash Equivalents	0	0
Level 2 [Member] | Bank Time Deposits
Cash and Cash Equivalents [Line Items]
Cost Basis	122	218
Unrealized Gains	0	1
Unrealized Losses	0	0
Other-than-temporary Impairment	0	0
Fair Value	122	219
Cash and Cash Equivalents	0	76
Short-term Investments	75	84
Long-term investments	0	0
Restricted Cash and Cash Equivalents	47	59
Level 2 [Member] | Commercial Paper [Member]
Cash and Cash Equivalents [Line Items]
Cost Basis	402	710
Unrealized Gains	0	0
Unrealized Losses	0	0
Other-than-temporary Impairment	0	0
Fair Value	402	710
Cash and Cash Equivalents	104	240
Short-term Investments	298	470
Long-term investments	0	0
Restricted Cash and Cash Equivalents	0	0
Level 2 [Member] | Non U.S. Treasury Bills Notes
Cash and Cash Equivalents [Line Items]
Cost Basis	395	244
Unrealized Gains	0	0
Unrealized Losses	0	0
Other-than-temporary Impairment	0	0
Fair Value	395	244
Cash and Cash Equivalents	115	151
Short-term Investments	280	93
Long-term investments	0	0
Restricted Cash and Cash Equivalents	0	0
Level 2 [Member] | U.S. treasury bills/notes [Member]
Cash and Cash Equivalents [Line Items]
Cost Basis	435	915
Unrealized Gains	0	0
Unrealized Losses	0	0
Other-than-temporary Impairment	0	0
Fair Value	435	915
Cash and Cash Equivalents	0	0
Short-term Investments	311	705
Long-term investments	124	210
Restricted Cash and Cash Equivalents	0	0
Level 2 [Member] | Non-U.S. government sponsored enterprise notes [Member]
Cash and Cash Equivalents [Line Items]
Cost Basis	232	49
Unrealized Gains	0	0
Unrealized Losses	0	0
Other-than-temporary Impairment	0	0
Fair Value	232	49
Cash and Cash Equivalents	0	0
Short-term Investments	232	49
Long-term investments	0	0
Restricted Cash and Cash Equivalents	0	0
Level 2 [Member] | Bankers Acceptance [Member]
Cash and Cash Equivalents [Line Items]
Cost Basis	73
Unrealized Gains	0
Unrealized Losses	0
Other-than-temporary Impairment	0
Fair Value	73
Cash and Cash Equivalents	73
Short-term Investments	0
Long-term investments	0
Restricted Cash and Cash Equivalents	0
Level 2 [Member] | U.S. Government Agency Paper [Member]
Cash and Cash Equivalents [Line Items]
Cost Basis	104	149
Unrealized Gains	0	0
Unrealized Losses	0	0
Other-than-temporary Impairment	0	0
Fair Value	104	149
Cash and Cash Equivalents	0	0
Short-term Investments	104	149
Long-term investments	0	0
Restricted Cash and Cash Equivalents	0	0
Level 2 [Member] | Corporate Bonds And Notes [Member]
Cash and Cash Equivalents [Line Items]
Cost Basis		8
Unrealized Gains		0
Unrealized Losses		0
Other-than-temporary Impairment		0
Fair Value		8
Cash and Cash Equivalents		0
Short-term Investments		8
Long-term investments		0
Restricted Cash and Cash Equivalents		0
Level 3
Cash and Cash Equivalents [Line Items]
Cost Basis	23	44
Unrealized Gains	2	2
Unrealized Losses	0	0
Other-than-temporary Impairment	(4)	(6)
Fair Value	21	40
Cash and Cash Equivalents	0	0
Short-term Investments	0	0
Long-term investments	21	40
Restricted Cash and Cash Equivalents	0	0
Level 3 | Auction Rate Securities
Cash and Cash Equivalents [Line Items]
Cost Basis	21	41
Unrealized Gains	2	2
Unrealized Losses	0	0
Other-than-temporary Impairment	(4)	(6)
Fair Value	19	37
Cash and Cash Equivalents	0	0
Short-term Investments	0	0
Long-term investments	19	37
Restricted Cash and Cash Equivalents	0	0
Level 3 | Corporate Bonds And Notes [Member]
Cash and Cash Equivalents [Line Items]
Cost Basis	2	3
Unrealized Gains	0	0
Unrealized Losses	0	0
Other-than-temporary Impairment	0	0
Fair Value	2	3
Cash and Cash Equivalents	0	0
Short-term Investments	0	0
Long-term investments	2	3
Restricted Cash and Cash Equivalents	$ 0	$ 0